Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Taxes

The Company’s deferred taxes as of March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017
Non-Current deferred tax asset:	-
Net operating loss carry-forwards (a)	$28,096	$19,867
Valuation allowance (a)	(28,096)	(19,867)
Net non-current deferred tax asset	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate was changed to 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $13,245 from $33,112 to $19,867 as of December 31, 2017.

The Company’s deferred taxes as of December 31, 2017 and December 31, 2016 consist of the following:

	December 31, 2017	December 31, 2016
Net operating loss carry-forwards	$42,713	$38,076
Valuation allowance	(42,713)	(38,076)
Net non-current deferred tax asset	$-	$-

Schedule of Effective Income Tax Reconciliation

The income tax provision (benefit) differs from the amount of income tax determined by applying the U.S. federal income tax rate of 21% for 2018 and 35% for 2017 to pretax income due to the following:

	Three Months Ended
	March 31, 2018	March 31, 2017
Expected tax at 21% for 2018 (a) and 35% for 2017	$(17,914)	$(185,607)
Non-deductible stock-based compensation	525	183,750
Non-deductible expense from derivative liability	4,544	-
Non-deductible amortization of debt discounts	4,616	-
Change in Valuation allowance	8,229	1,857
Provision for (benefit from) income taxes	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate was changed to 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $13,245 from $33,112 to $19,867 as of December 31, 2017.

The income tax provision (benefit) differs from the amount of income tax determined by applying the U.S. federal income tax rate of 35% to pretax income due to the following:

	Year Ended
	December 31, 2017	December 31, 2016
Expected tax at 35%	$(282,523)	$(36,050)
Non-deductible stock-based compensation	186,375	-
Non-deductible expense from derivative liability	50,016	-
Non-deductible amortization of debt discounts	13,020	-
Remeasurement of deferred income tax assets from 35% to 21% (a)	28,475	-
Change in Valuation allowance	4,637	36,050
Provision for (benefit from) income taxes	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we have reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $28,475 from $71,188 to $42,713 as of December 31, 2017.